Intangible Assets - Schedule of intangible assets and other longer-term assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 16,008	$ 127,282
Impairment	0	108,189
Ending balance	50,608	16,008
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	131,101	130,247
Additions	2,336	1,577
Business acquisitions	34,314
Disposals	(872)	(723)
Ending balance	166,879	131,101
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	115,093	2,965
Amortization	2,050	3,939
Impairment		108,189
Disposals	(872)
Ending balance	116,271	115,093
Cultivating and processing license
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,476	114,832
Ending balance	33,625	5,476
Cultivating and processing license | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	116,433	116,433
Additions	0	0
Business acquisitions	28,914
Disposals	0	0
Ending balance	145,347	116,433
Cultivating and processing license | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	110,957	1,601
Amortization	765	3,167
Impairment		106,189
Disposals	0
Ending balance	111,722	110,957
Brands
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,440	8,440
Impairment		2,000
Ending balance	11,670	6,440
Brands | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,440	8,440
Additions	0	0
Business acquisitions	5,400
Disposals	0	0
Ending balance	13,840	8,440
Brands | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,000	0
Amortization	170	0
Impairment		2,000
Disposals	0
Ending balance	2,170	2,000
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,744	2,289
Ending balance	2,368	1,744
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,710	3,558
Additions	1,546	702
Business acquisitions	0
Disposals	(872)	(550)
Ending balance	4,384	3,710
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,966	1,269
Amortization	922	697
Impairment		0
Disposals	(872)
Ending balance	2,016	1,966
Domain names
Disclosure of detailed information about intangible assets [line items]
Beginning balance	460	519
Ending balance	401	460
Domain names | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	585	585
Additions	0	0
Business acquisitions	0
Disposals	0	0
Ending balance	585	585
Domain names | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	125	66
Amortization	59	59
Impairment		0
Disposals	0
Ending balance	184	125
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,888	1,202
Ending balance	2,544	1,888
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,933	1,231
Additions	790	875
Business acquisitions	0
Disposals	0	(173)
Ending balance	2,723	1,933
Patents | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	45	29
Amortization	134	16
Impairment		0
Disposals	0
Ending balance	$ 179	$ 45